Bank Indebtedness - Summary of Company's Senior Credit Facility (Detail) - Senior Secured Notes [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017
Line of Credit Facility [Line Items]
Maximum borrowing outstanding during the year	$ 48,653	$ 50,250
Average outstanding balance during the year	$ 35,187	$ 41,751
Weighted average interest rate for the year	3.30%	3.20%
Effective interest rate at year-end	3.40%	3.00%